SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	May 31, 2023	May 31, 2022
Income Tax Disclosure [Abstract]
Tax benefit of net operating loss carry-forward (NOL)	$ 187,274	$ 165,983
FIN48 reduction in NOL	(168,128)
Stock compensation	321,755	136,812
Research and development expenses	217,239
Other	9,354	4,909
Total deferred tax assets:	567,494	307,704
Deferred tax liabilities	(4,833)
Net deferred tax assets:	562,661	307,704
Valuation allowance for deferred tax assets	(562,661)	(307,704)
Deferred tax assets, net of valuation allowance